Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of As of December 31,
	2020	2021
	RMB	RMB	US$
Prepaid expenses(i)	38,322	316,162	49,613
Receivables from third-party payment platforms(ii)	87,595	12,520	1,965
Deposits	29,770	10,518	1,651
VAT recoverable	14,333	6,460	1,014
Deferred IPO costs	8,084	—	—
Others	11,708	33,302	5,224
	189,812	378,962	59,467

(i)	Prepaid expenses represent the prepayments for purchase of inventories and business operating expenses.
(ii)	Receivables from third-party payment platforms represent cash due from the third-party payment service providers in relation to their processing of payments to the Group. No allowance for doubtful accounts was provided for these receivables.